OTHER LONG TERM ASSET	12 Months Ended
Dec. 31, 2011
OTHER LONG TERM ASSET
OTHER LONG TERM ASSET

6.  OTHER LONG TERM ASSET

	December 31,
	2010	2011
Long term deposit	62	240
Long term prepayment for property and equipment	—	310
Long term prepayment for license fee	—	7,500
	62	8,050

Long term prepayment for license fee

Included in long term prepayment for license fee is USD7,500 prepayment for an intellectual property license and development agreement the Company signed with Trident Microsystems (“Trident”) on December 29, 2011. According to the terms of this agreement, the Company will pay a total of USD16,000 in cash to secure a non-exclusive, worldwide, non-transferable license to develop, manufacture and sell derivative versions of the Trident SX5 Digital TV system-on-chip platform for a period of 10 years. The Company is obligated to pay the remaining purchase amount after the Company receives the license from Trident, as discussed in Note 19.